Other financial assets (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Other Financial Assets

All figures in £ millions	2023	2022
At 1 January	133	113

Exchange differences	(5)	9

Acquisition of investments	8	12

Disposal of investments	(7)	(48)

Fair value movements – OCI	1	18

Fair value movements – income statement	13	29

At 31 December	143	133